Schedule of allowance for expected credit loss of contract assets, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contract Assets
Balance at beginning of the year	$ 10,318	$ 4,526
Addition during the year	23,066	5,792
Balance at end of the year	$ 33,384	$ 10,318